Lease Commitments - Lease Maturity Prior to Topic 842 (Details) $ in Millions	Dec. 31, 2018 USD ($)
Gross rental commitments
2020	$ 303
2021	253
2022	221
2023	182
2024	148
Thereafter	472
Total minimum payments required	1,579
Rentals from subleases
2020	(34)
2021	(30)
2022	(30)
2023	(30)
2024	(12)
Thereafter	(5)
Total minimum payments required	(141)
Net rental commitments
2020	269
2021	223
2022	191
2023	152
2024	136
Thereafter	467
Total minimum payments required	$ 1,438